FINANCE INCOME AND COSTS (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of finance income and cost

	Six months ended June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Finance income
Interest income on loans to a third party	3,396	3,396	469
Interest income on revenue contracts with significant financing component	2,547	1,331	183
Interest income from service concession arrangement	3,389	3,343	461
Interest income on bank deposit	44	31	4
	9,376	8,101	1,117

Finance costs
Interest expenses on loans	1,954	1,878	259
Interest expense on lease liabilities	53	81	11
Other finance costs	(185)	(29)	(4)
	1,822	1,930	266